Dec 31, 2011 Note 4 - Property and Equipment	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 4 - Property and Equipment [Abstract]
Dec 31, 2011 Note 4 - Property and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2011 and 2010 consisted of the following:

	December 31,	December 31,
	2011	2010
Research and development equipment	$41,159	$41,159
Tooling equipment	27,753	22,453
Manufacturing Equipment	10,171	-
Computer equipment	2,721	2,721
Less: accumulated depreciation	(68,555)	(66,333)
Total	$13,249	$-

Depreciation expense for the years ended December 31, 2011 and 2010 was $2,221 and $11,726, respectively.